Trade accounts receivable	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade accounts receivable

6.	Trade accounts receivable

	12/31/2025	12/31/2024
Accounts receivable from customers	1,392	18,013
Provisional price adjustment	—	(6,429)
	1,392	11,584

The Company's trade accounts receivable include sales where the final selling price is established after initial revenue recognition and product delivery.

The trade accounts receivable may therefore be subject to significant market price fluctuations until the final selling price is settled. The Company refers to the futures market for lithium to estimate the prices for the close of the quotational periods of the contracts. As a result, accounts receivable as of December 31, 2025, have been estimated and adjusted based on relevant forward market prices (see Note 24). Any fluctuations in the value of these receivables are reflected in the Company's sales revenue.

Accounting policy

Trade receivables are amounts due from customers for goods sold in the ordinary course of business. Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value.

Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotational periods stipulated in the contracts with changes between the provisional and final prices recorded in revenues. For contracts with variable pricing dependent on the mineral content of the product delivered, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the products.

Final invoices are typically issued after the product has been received and analyzed (with customer approval of quantities, moisture, and mineral content). Accounts receivable is then remeasured in accordance with each contract.

The fair value of the sale price adjustment is reassessed at the end of each reporting period, based on all variable pricing elements.

The Company periodically measures expected credit losses. The Company considers the history and financial conditions of its customers. The Company did not recognize any credit losses in these consolidated financial statements.